Commitments and Contingencies (Details) - Schedule of Contractual Obligated Per Calendar Year Requirements	Oct. 31, 2023 USD ($)
Commitments and Contingencies (Details) - Schedule of Contractual Obligated Per Calendar Year Requirements [Line Items]
Lease commitments (Note 11)	$ 231,000
Beskauga Option agreement commitments (Note 6)	5,090,000
Exploration licenses expenditure commitments	9,129,000
Total commitments	14,450,000
1 year [Member]
Commitments and Contingencies (Details) - Schedule of Contractual Obligated Per Calendar Year Requirements [Line Items]
Lease commitments (Note 11)	98,000
Beskauga Option agreement commitments (Note 6)	90,000
Exploration licenses expenditure commitments	534,000
Total commitments	722,000
1-2 years [Member]
Commitments and Contingencies (Details) - Schedule of Contractual Obligated Per Calendar Year Requirements [Line Items]
Lease commitments (Note 11)	100,000
Beskauga Option agreement commitments (Note 6)	5,000,000
Exploration licenses expenditure commitments	1,862,000
Total commitments	6,962,000
2-3 years [Member]
Commitments and Contingencies (Details) - Schedule of Contractual Obligated Per Calendar Year Requirements [Line Items]
Lease commitments (Note 11)	33,000
Beskauga Option agreement commitments (Note 6)
Exploration licenses expenditure commitments	2,276,000
Total commitments	2,309,000
3-4 years [Member]
Commitments and Contingencies (Details) - Schedule of Contractual Obligated Per Calendar Year Requirements [Line Items]
Lease commitments (Note 11)
Beskauga Option agreement commitments (Note 6)
Exploration licenses expenditure commitments	2,300,000
Total commitments	2,300,000
4-5 years [Member]
Commitments and Contingencies (Details) - Schedule of Contractual Obligated Per Calendar Year Requirements [Line Items]
Lease commitments (Note 11)
Beskauga Option agreement commitments (Note 6)
Exploration licenses expenditure commitments	1,641,000
Total commitments	1,641,000
Thereafter [Member]
Commitments and Contingencies (Details) - Schedule of Contractual Obligated Per Calendar Year Requirements [Line Items]
Lease commitments (Note 11)
Beskauga Option agreement commitments (Note 6)
Exploration licenses expenditure commitments	516,000
Total commitments	$ 516,000